CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement of cash flows [abstract]
Profit before tax		$ 23,078		$ 44,094	[1],[2]	$ 52,304	[1],[2]
Non-cash adjustments:
Depreciation, amortization, impairment		19,610		8,314	[1]	5,801	[1]
Equity settled share based payments		9,056		6,537	[1]	4,286	[1]
Fair value gain (loss) loss on revaluation of derivatives		(114)		(69)	[1]	234	[1]
Other finance income		(14,906)		(713)	[1]	(1,133)	[1]
Other finance expenses		6,196		33,308	[1]	17,098	[1]
Share of net profits in associates using the equity method		(694)		(362)	[1]	(257)	[1]
Other		524		(1,624)	[1]	(44)	[1]
Operating cash flows before changes in working capital		42,750		89,485	[1]	78,289	[1]
Changes in working capital:
Inventories		(6,153)		(4,934)	[1]	4,243	[1]
Trade and other receivables		5,918		(7,040)	[1]	(7,805)	[1]
Payables and other current liabilities		(5,193)		7,019	[1]	6,855	[1]
Restricted cash		467		1,039	[1]	(1,120)	[1]
Release contract liabilities		0		0	[1]	(1,734)	[1]
Total changes in working capital		(4,961)		(3,916)	[1]	439	[1]
Interest received		53		715	[1]	1,133	[1]
Income taxes paid		0		(2,658)	[1]	(5,712)	[1]
Cash flows from (used in) operating activities		37,842		83,626	[1]	74,149	[1]
Capital expenditure for property, plant and equipment		(10,739)		(4,657)	[1]	(2,647)	[1]
Investment intangible assets		(3,447)		(9,060)	[1]	(1,849)	[1]
Investment associate		0		(329)	[1]	(2,805)	[1]
Investment in equity instruments designated as at FVTOCI		(4,589)		0	[1]	0	[1]
Acquisition of license		(2,530)		(1,583)	[1]	(20,956)	[1]
Net cash flows used in investing activities		(21,305)		(15,629)	[1]	(28,256)	[1]
Repayment on loans and borrowings		0		(57,231)	[1]	(35,190)	[1]
Payment on contingent consideration		(25,000)		(20,722)	[1]	(19,759)	[1]
Payment of lease liabilities		(3,217)		(2,186)	[1]	(2,204)	[1]
Proceeds of issued convertible bond		0		142,825	[1]	0	[1]
Transaction costs related to issued convertible bond		0		(2,649)	[1]	0	[1]
Interests on loans		(4,448)		(2,142)	[1]	(9,432)	[1]
Proceeds of equity and warrants		4,718		2,791	[1]	3,113	[1]
Net cash flows generated from (used in) financing activities		(27,947)		60,686	[1]	(63,473)	[1]
Increase (decrease) of cash		(11,410)		128,683	[1]	(17,580)	[1]
Exchange rate effects		(1,825)		2,128	[1]	60	[1]
Cash and cash equivalents at January 1,	[1]	205,159	[3]	74,348	[3]	91,868
Total cash and cash equivalents at 31 December		$ 191,924		$ 205,159	[1],[3]	$ 74,348	[1],[3]

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of cash flows and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.
[2]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of income and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.
[3]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.